FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Additional Information (Details) - Foreign Currency Risk - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Percentage of foreign currency forward exchange contract	8.00%	5.00%	0.30%
Outstanding foreign currency forward exchange contracts	$ 0	$ 0	$ 0